Schedule of Asset Retirement Obligations (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Asset Retirement Obligations
Balance at the beginning of period	$ 8,993,108	$ 9,355,422
Accretion expense	82,905	91,982
Change in estimate	(644,380)	(454,296)
Balance at the end of period	$ 8,431,633	$ 8,993,108